Dividends	12 Months Ended
Dec. 31, 2023
Dividends
Dividends	13. Dividends

Accounting policy
Dividends are recognised as a liability on the date on which such dividends are declared.
Dividend withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid which are subject to dividend withholding tax based on the relevant tax requirements. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2023	2022	2021
Dividend declared and paid (interim)	1,501	3,905	8,347
Dividend declared after 31 December (final)	—	3,452	5,252
Total dividends declared for the year	1,501	7,357	13,599
Dividend per share (interim) — cents	53	138	292
Dividend per share (final) — cents	—	122	187
Dividends paid during the financial year	4,953	9,197	17,832
Dividends paid to NCI of subsidiaries during the financial year	365	256	344
Total dividends paid for the year[1]	5,318	9,453	18,176
1  The dividends paid is influenced by the number of shares in issue at the time of payment
Dividend policy
Sibanye-Stillwater’s dividend policy is to return at least 25% to 35% of normalised earnings to shareholders and after due consideration of future requirements the dividend may be increased beyond these levels. The Board, therefore, considers normalised earnings in determining what value will be distributed to shareholders. The Board believes normalised earnings provides useful information to investors regarding the extent to which results of operations may affect shareholder returns.
Normalised earnings is defined as earnings attributable to the owners of Sibanye-Stillwater excluding gains and losses on financial instruments and foreign exchange differences, impairments, gain/loss on disposal of property, plant and equipment, occupational healthcare expenses, restructuring costs, transactions costs, share-based payment expenses on B-BBEE transactions, gain on acquisitions, net other business development costs, share of results of equity-accounted investees, all after tax and the impact of NCI, and changes in estimated deferred tax rate.
In line with Sibanye-Stillwater’s dividend policy and its Capital Allocation Framework, the Board of Directors resolved not to declare a final dividend (2022: 122 and 2021: 187 SA cents per share). With the interim dividend of 53 (2022: 138 and 2021: 292) SA cents per share, which was declared and paid, this brings the total dividend for the year ended 31 December 2023 to 53 (2022: 260 and 2021: 479) SA cents per share. The interim dividend amounted to a payout of 35% of normalised earnings for H1 2023 (2022 and 2021, both 35% of normalised earnings for the year).
Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2023	2022	2021
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(37,772)	18,396	33,054
Adjusted for:
(Gain)/loss on financial instruments	(235)	4,279	6,279
Gain on foreign exchange differences	(1,973)	(616)	(1,149)
Gain on disposal of property, plant and equipment	(105)	(162)	(36)
Impairments/(reversal of impairments)	47,454	(6)	5,148
Gain on acquisition	(898)	—	—
Restructuring costs	515	363	107
Transaction costs	474	152	140
Occupational healthcare gain	(365)	(211)	(14)
Gain on remeasurement of previous interest in Kroondal	(298)	—	—
Gain on increase in equity-accounted investment	(5)	—	—
Loss due to dilution of interest in joint operation	—	—	4
Early redemption premium on the 2025 Notes	—	—	196
Change in estimated deferred tax rate	726	(53)	(86)
Share of results of equity-accounted investees after tax	1,174	(1,287)	(1,989)
Loss on deconsolidation of subsidiaries	—	308	—
Profit on sale of Lonmin Canada	—	(145)	—
Profit on sale of St Helena Hospital	—	—	(16)
Tax effect of the items adjusted above	(6,664)	(33)	(2,755)
NCI effect of the items listed above	(276)	36	—
Normalised earnings[1]	1,752	21,021	38,883
1  Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS Accounting Standards